Note 5 - Leases: Schedule of Lease expense and other information (Details)	3 Months Ended	6 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)
Details
Operating lease expense	$ 1,800,009	$ 3,587,594
Operating cash flows from operating leases	$ 1,757,246	3,513,126
Weighted-average remaining lease term –operating leases (in years)	7.04
Weighted-average discount rate –operating leases	5.33%
Lessee, Operating Lease, Liability, to be Paid, Year One	$ 3,488,489	3,488,489
Lessee, Operating Lease, Liability, to be Paid, Year Two	6,573,797	6,573,797
Lessee, Operating Lease, Liability, to be Paid, Year Three	5,968,827	5,968,827
Lessee, Operating Lease, Liability, to be Paid, Year Four	5,178,703	5,178,703
Lessee, Operating Lease, Liability, to be Paid, Year Five	4,491,185	4,491,185
Lessee, Operating Lease, Liability, to be Paid, after Year Five	13,708,299	13,708,299
Lessee, Operating Lease, Liability, to be Paid	39,409,300	39,409,300
Less: Interest	(6,377,200)	(6,377,200)
Present Value of Lease Liability	$ 33,032,100	$ 33,032,100